Long-Term Investments	12 Months Ended
Dec. 31, 2020
Long Term Investments [Abstract]
Long-Term Investments

8. LONG‑TERM INVESTMENTS

Equity investments

Equity investments accounted for using the measurement alternative

The Group’s equity investments accounted for using the measurement alternative primarily included the investment in common shares of a privately held commercial bank in China, as well as the investments in preferred shares that are not considered as in-substance ordinary shares in two privately held companies, each of which operates an online consumer finance platform in India and the U.S., respectively.

These equity investments do not have readily determinable fair value and are accounted for using the measurement alternative. The carrying value of the Group’s equity investments accounted for using the measurement alternative was RMB344.4 million and RMB264.2 million as of December 31, 2019 and 2020, respectively.

Unrealized upward adjustments of fair value of equity investments for the years ended December 31, 2018, 2019 and 2020 were RMB18.8million, RMB70.0million and RMB87.8 million for the observable price changes in orderly transactions for the identical or similar investment of the same issuer.

In 2018, the Group recognized RMB15.2 million impairment related to investments without readily determinable fair value and no other downward adjustment was related to investments without readily determinable fair value. There were no impairment charges to the equity investments accounted for using the measurement alternative for the year ended December 31, 2019. In 2020, the Group recognized RMB69.2 million impairment related to investments without readily determinable fair value due to the lower-than-expected financial performance, and no other downward adjustment was related to investments without readily determinable fair value.

The following table summarizes the total carrying value of the Group’s equity investments accounted for using the measurement alternative as of December 31, 2019 and December 31, 2020 including cumulative unrealized upward or downward adjustments and impairment charges:

	As of December 31,
	2019	2020
	(RMB in thousands)
Initial cost basis	286,842	263,532
Cumulative unrealized upward adjustments	70,016	87,813
Cumulative impairment charges	(15,215)	(84,371)
Cumulative foreign currency translation adjustments	2,719	(2,823)
Total carrying value at end of the period	344,362	264,151

Equity investments accounted for using the equity method

As of December 31, 2019, and December 31, 2020, the Group’s equity investments accounted for using the equity method totaled RMB7.8 million and RMB101.9 million, respectively.

In 2019, the Group invested in a joint venture in Indonesia over which it can exercise significant influence but does not control with a cash consideration of RMB13.0 million. In 2020, the Group further invested in the joint venture in Indonesia with a cash consideration of RMB15.0 million. In addition, the Group invested in three joint ventures in China over which it can exercise significant influence but does not control with a cash consideration of RMB88.0 million.

For the years ended December 31, 2018, 2019 and 2020, the Group recorded investment loss of nil, RMB5.2 million and RMB9.0 million, respectively, as a result of its proportionate share of equity investees’ net losses.

No impairment charges were recognized for the years ended December 31, 2018, 2019 and 2020, respectively.

Debt investment

The debt investment is in the form of an interest-bearing loan to an investee, acquired by the Group in September 2018, with a principal of RMB120.0 million that matures in July 2026. The coupon rate of the loan acquired by the Group is a floating rate linked to the benchmark rate of the People’s Bank of China. The loan was to provide the initial operating fund to the investee. The Group has the intent and ability to hold the loan to maturity or payoff.

As of December 31, 2019, and 2020, the Group’s loan receivable recorded at amortized cost was RMB159.4 million and RMB155.8 million. The Group adopted ASC 326 on January 1, 2020 and recorded an allowance for credit losses of the debt instrument of RMB3.6 million as of January 1, 2020. As of December 31, 2020, the Group’s loan receivable, net of allowance for credit losses was RMB155.8 million.

The interest income in relation to this loan receivable were RMB1.5 million, RMB1.5 million and nil for the years ended December 31, 2018, 2019 and 2020, respectively.